Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 148,227	$ 136,548
Total Assets	744,717	733,602
Current Liabilities	94,273	90,143
Total Liabilities	163,320	184,276
Equity
Issued Capital	1,163,153	1,051,450
Reserves
(Accumulated losses)/retained earnings	(647,569)	(548,758)
Total Equity	581,397	549,326	$ 481,052	$ 546,008
Loss for the period	(98,811)	(77,940)	(89,799)
Total comprehensive loss for the period	(100,126)	(77,240)	$ (89,940)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	21,135	22,715
Total Assets	943,030	775,407
Current Liabilities	9,136	11,765
Total Liabilities	13,904	17,278
Equity
Issued Capital	1,163,165	1,051,450
Reserves
Foreign Currency Translation Reserve	(150,306)	(216,440)
Share Options Reserve	77,310	69,695
Warrant Reserve	12,969
(Accumulated losses)/retained earnings	(174,012)	(146,576)
Total Equity	929,126	758,129
Loss for the period	(27,436)	(16,981)
Total comprehensive loss for the period	$ (27,436)	$ (16,981)